Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Buildings	68,319	9,937	68,319
Plant and equipment	808,717	117,623	803,710
Computer equipment	3,027	440	3,075
Furniture and fixtures	14,528	2,113	13,815
Motor vehicles	1,824	265	1,936
	896,415	130,378	890,855
Less: accumulated depreciation	(558,028)	(81,162)	(512,578)
Impairment of plant and equipment	(7,219)	(1,050)	(7,219)
	331,168	48,166	371,058